ACCRUED EXPENSES	12 Months Ended
Dec. 31, 2023
ACCRUED EXPENSES
ACCRUED EXPENSES

NOTE 9 – ACCRUED EXPENSES

Accrued expenses are as follows:

	December 31,	December 31,
	2023	2022
Research contract expenses (note 13)	$358,287	$105,071
Payroll (note 12)	804,156	788,169
Payroll taxes (note 12)	93,989	159,593
Professional fees	50,534	44,278
Other expenses	1,740	78,594
Total	$1,308,706	$1,175,705